Quarterly Holdings Report
for
Fidelity® Emerging Markets Discovery Fund
July 31, 2022
EMD-NPRT3-0922
1.931230.110
Common Stocks - 96.8%
	Shares	Value ($)
Bermuda - 2.1%
Credicorp Ltd. (United States)	27,541	3,563,805
Pacific Basin Shipping Ltd.	10,237,618	4,877,602
TOTAL BERMUDA		8,441,407
Brazil - 6.7%
Enauta Participacoes SA	711,371	2,547,632
Equatorial Energia SA	1,033,135	4,953,920
Hapvida Participacoes e Investimentos SA (a)	2,488,580	2,962,767
Localiza Rent A Car SA	535,544	5,962,909
LOG Commercial Properties e Participacoes SA	712,510	2,880,831
Rumo SA	1,479,784	5,016,411
Suzano Papel e Celulose SA	324,776	3,031,142
TOTAL BRAZIL		27,355,612
Cayman Islands - 11.0%
ASM Pacific Technology Ltd.	420,170	3,345,345
BizLink Holding, Inc.	364,677	3,920,631
Fu Shou Yuan International Group Ltd.	5,456,025	3,718,485
Haitian International Holdings Ltd.	1,459,767	3,503,485
Hansoh Pharmaceutical Group Co. Ltd. (a)	1,585,112	3,089,493
Innovent Biologics, Inc. (a)(b)	934,140	3,897,258
New Horizon Health Ltd. (a)(b)(c)	1,073,528	3,220,625
Parade Technologies Ltd.	95,528	3,585,811
SITC International Holdings Co. Ltd.	1,189,447	4,038,110
Tongdao Liepin Group (b)	1,958,637	2,520,062
WH Group Ltd. (a)	3,681,018	2,785,417
XP, Inc. Class A (b)	186,649	3,938,294
Zai Lab Ltd. (b)	806,516	3,292,888
TOTAL CAYMAN ISLANDS		44,855,904
Chile - 1.9%
Banco de Chile sponsored ADR (c)	167,368	3,169,950
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	44,946	4,421,338
TOTAL CHILE		7,591,288
China - 8.9%
China Communications Services Corp. Ltd. (H Shares)	10,927,119	4,454,424
Haier Smart Home Co. Ltd. (A Shares)	1,002,282	3,689,259
Pharmaron Beijing Co. Ltd. (H Shares) (a)	449,038	3,658,133
Shenzhen Expressway Co. Ltd. (H Shares)	3,395,217	3,131,425
Sinopec Engineering Group Co. Ltd. (H Shares)	12,026,562	5,163,061
Sinopharm Group Co. Ltd. (H Shares)	1,517,949	3,480,692
TravelSky Technology Ltd. (H Shares)	2,587,161	4,291,117
Tsingtao Brewery Co. Ltd. (H Shares)	355,973	3,475,883
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)	1,049,827	1,885,701
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	725,416	3,114,246
TOTAL CHINA		36,343,941
Cyprus - 0.0%
Etalon Group PLC GDR (Reg. S) (d)	167,549	13,330
TCS Group Holding PLC unit (b)(d)	59,253	112,555
TOTAL CYPRUS		125,885
Hong Kong - 3.8%
China Merchants Holdings International Co. Ltd.	3,067,653	4,947,386
China Resources Beer Holdings Co. Ltd.	585,721	4,044,138
Far East Horizon Ltd.	4,316,872	3,558,028
Guangdong Investment Ltd.	3,031,639	2,954,437
TOTAL HONG KONG		15,503,989
Hungary - 0.8%
Richter Gedeon PLC	150,662	3,074,731
India - 18.3%
Adani Ports & Special Economic Zone Ltd.	554,117	5,349,890
Bharat Electronics Ltd.	1,466,626	5,096,087
Computer Age Management Services Private Ltd.	140,293	4,364,982
Cyient Ltd.	359,313	3,756,606
Deccan Cements Ltd.	463,091	2,875,427
Eicher Motors Ltd.	130,699	5,114,599
Embassy Office Parks (REIT)	891,711	4,094,858
Hindustan Aeronautics Ltd.	176,356	4,501,812
Indraprastha Gas Ltd.	632,570	2,769,323
Indus Towers Ltd.	1,182,820	3,328,228
ITC Ltd.	1,271,710	4,871,378
JK Cement Ltd.	114,718	3,634,455
Mahanagar Gas Ltd.	284,449	2,706,934
Manappuram General Finance & Leasing Ltd.	827,372	1,029,786
Oberoi Realty Ltd.	364,139	4,195,684
Petronet LNG Ltd.	1,397,874	3,886,143
Power Grid Corp. of India Ltd.	1,605,347	4,342,462
Shriram Transport Finance Co. Ltd.	269,808	4,717,418
Torrent Pharmaceuticals Ltd.	196,590	3,797,639
TOTAL INDIA		74,433,711
Indonesia - 5.1%
PT ACE Hardware Indonesia Tbk	68,367,929	3,273,829
PT Astra International Tbk	9,783,008	4,178,303
PT Bank Mandiri (Persero) Tbk	7,528,783	4,214,300
PT Ciputra Development Tbk	30,191,744	1,892,264
PT Pakuwon Jati Tbk	60,713,696	1,867,767
PT United Tractors Tbk	2,509,730	5,484,795
TOTAL INDONESIA		20,911,258
Israel - 0.4%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	21,368	1,659,577
Korea (South) - 9.3%
Coway Co. Ltd.	77,010	3,784,791
Db Insurance Co. Ltd.	82,906	3,844,023
Fila Holdings Corp.	146,087	3,412,998
Hana Financial Group, Inc.	56,911	1,624,767
Hanon Systems	421,548	3,447,182
Hansol Chemical Co. Ltd.	20,918	3,528,655
Hyundai Fire & Marine Insurance Co. Ltd.	158,343	3,984,916
KB Financial Group, Inc.	28,422	1,053,113
LG Corp.	52,720	3,278,243
SaraminHR Co. Ltd.	115,403	3,021,282
Shinhan Financial Group Co. Ltd.	134,722	3,696,252
Soulbrain Co. Ltd.	19,105	3,423,356
TOTAL KOREA (SOUTH)		38,099,578
Luxembourg - 1.1%
Tenaris SA sponsored ADR	160,749	4,510,617
Malaysia - 0.4%
Scientex Bhd	1,794,050	1,383,481
Scientex Bhd warrants 1/14/26 (b)	130,640	24,191
TOTAL MALAYSIA		1,407,672
Mexico - 8.8%
CEMEX S.A.B. de CV sponsored ADR (b)	819,054	3,284,407
Fibra Uno Administracion SA de CV	3,075,402	3,139,443
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	327,093	4,434,942
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR	22,648	4,253,521
Grupo Aeroportuario Norte S.A.B. de CV	579,186	3,527,876
Grupo Comercial Chedraui S.A.B. de CV	1,798,037	5,466,745
Macquarie Mexican (REIT) (a)	2,619,568	3,414,286
Qualitas Controladora S.A.B. de CV	944,950	3,987,373
Regional S.A.B. de CV	764,023	4,174,008
TOTAL MEXICO		35,682,601
Netherlands - 0.0%
X5 Retail Group NV GDR (Reg. S) (d)	101,790	21,253
Philippines - 0.9%
Robinsons Land Corp.	12,011,851	3,692,557
Russia - 0.0%
LSR Group OJSC (b)(d)	67,346	101,059
Singapore - 0.6%
First Resources Ltd.	2,360,400	2,363,202
South Africa - 3.6%
Bidvest Group Ltd./The	377,478	4,855,430
FirstRand Ltd.	1,011,619	3,989,869
Impala Platinum Holdings Ltd.	276,940	3,070,576
Mr Price Group Ltd.	266,303	2,886,231
TOTAL SOUTH AFRICA		14,802,106
Taiwan - 7.1%
Cleanaway Co. Ltd.	724,746	4,208,810
International Games Systems Co. Ltd.	355,718	4,202,476
Makalot Industrial Co. Ltd.	684,296	3,232,271
Nanya Technology Corp.	2,195,373	3,844,464
Poya International Co. Ltd.	402,578	5,036,152
Unimicron Technology Corp.	900,854	4,790,265
Yageo Corp.	320,864	3,692,752
TOTAL TAIWAN		29,007,190
Thailand - 0.4%
Siam Global House PCL (For. Reg.)	3,249,675	1,681,082
Turkey - 0.9%
Mavi Jeans Class B (a)	1,056,999	3,722,638
United Arab Emirates - 2.4%
Aldar Properties PJSC	4,495,140	5,996,621
Emirates NBD Bank PJSC (b)	1,039,772	3,906,470
TOTAL UNITED ARAB EMIRATES		9,903,091
United Kingdom - 1.7%
Bank of Georgia Group PLC	173,816	3,187,797
Mondi PLC	207,018	3,907,683
TOTAL UNITED KINGDOM		7,095,480
United States of America - 0.4%
Afya Ltd. (b)	150,029	1,575,305
Vietnam - 0.2%
FPT Corp.	196,215	703,207
TOTAL COMMON STOCKS (Cost $406,046,710)		394,665,941

Nonconvertible Preferred Stocks - 0.8%
	Shares	Value ($)
Brazil - 0.8%
Metalurgica Gerdau SA (PN) (Cost $2,943,994)	1,722,054	3,404,768

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (e)	10,785,627	10,787,784
Fidelity Securities Lending Cash Central Fund 2.01% (e)(f)	319,218	319,250
TOTAL MONEY MARKET FUNDS (Cost $11,107,034)		11,107,034

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $420,097,738)	409,177,743
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(1,323,639)
NET ASSETS - 100.0%	407,854,104

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,636,318 or 7.0% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	929,989	153,825,072	143,967,277	48,877	-	-	10,787,784	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	8,894,003	28,544,931	37,119,684	39,445	-	-	319,250	0.0%
Total	9,823,992	182,370,003	181,086,961	88,322	-	-	11,107,034

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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